Annual Operating Expenses {- Fidelity Asset Manager 50%} - 09.30 Fidelity Asset Manager Funds Retail Combo PRO-10 - Fidelity Asset Manager 50% - Fidelity Asset Manager 50%	Nov. 28, 2020
Operating Expenses:
Management fee	0.48%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.14%
Acquired fund fees and expenses	0.02%
Total annual operating expenses	0.64%	[1]

[1]	(a)Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.